Critical Accounting Estimates And Judgments - Additional Information (Details)	12 Months Ended
Dec. 31, 2025
Disclosure of changes in accounting estimates [abstract]
Percentage of capitalized transaction costs for new shares	38.00%
Percentage of transaction costs for Business Combination	62.00%